PLEDGE OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
PLEDGE OF ASSETS
Summary of pledged assets

	December 31,	December 31,
	2017	2018
Property, plant and equipment (note 6)	5,799,013	4,168,239
Land use rights (note 8)	176,914	328,116
Intangible assets (note 5)	1,111,705	772,597
Notes receivable (note 14)	82,125	933,551
Trade receivables (note 14)	22,000	—
Investments in associates	—	535,610

	7,191,757	6,738,113